December 31, 2008		•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company
Annual Report

     The 2008 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annually contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,265,505
Equity Portfolio		$8,556,773
Inflation Managed Portfolio			$544,267
Main Street® Core Portfolio				$1,992,003
Multi-Strategy Portfolio					$1,709,079
Managed Bond Portfolio						$6,766,323
High Yield Bond Portfolio							$99,038
Equity Index Portfolio								$1,233,057
International Value Portfolio									$645,259
Growth LT Portfolio										$1,787,657
Receivables:
Fund shares redeemed	1,414	11,448	369	2,143	2,509	4,554	129	1,200	1,047	2,204

Total Assets	1,266,919	8,568,221	544,636	1,994,146	1,711,588	6,770,877	99,167	1,234,257	646,306	1,789,861

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,414	11,448	369	2,143	2,509	4,554	129	1,200	1,047	2,204
Other	1,326	13,397	1,348	3,543	2,822	1,796	117	1,841	1,211	2,632

Total Liabilities	2,740	24,845	1,717	5,686	5,331	6,350	246	3,041	2,258	4,836

NET ASSETS	$1,264,179	$8,543,376	$542,919	$1,988,460	$1,706,257	$6,764,527	$98,921	$1,231,216	$644,048	$1,785,025

Units Outstanding	522,558	2,165,193	178,532	927,110	895,960	3,241,818	70,347	612,225	585,643	833,152

Accumulation Unit Value	$2.42	$3.95	$3.04	$2.14	$1.90	$2.09	$1.41	$2.01	$1.10	$2.14

Cost of Investments	$1,258,290	$10,459,961	$556,769	$2,164,483	$2,246,336	$6,800,611	$136,192	$1,485,307	$965,508	$2,147,546

Shares Owned in each Portfolio	125,316	763,042	54,688	151,028	185,960	642,925	21,227	62,943	73,950	134,535

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends	$26,989	$65,792	$19,655	$38,709	$4,364	$319,843	$10,196	$32,656	$28,306	$13,121
EXPENSES
Mortality and expense risk fees and operating expenses	15,776	161,548	8,774	35,551	35,861	88,238	1,377	20,880	14,084	33,389

Net Investment Income (Loss)	11,213	(95,756)	10,881	3,158	(31,497)	231,605	8,819	11,776	14,222	(20,268)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	775	159,791	11,205	61,132	76,271	17,094	(3,798)	(137)	(140,768)	(117,499)
Capital gain distributions	—	1,859,966	3,737	372,298	211,280	69,322	—	79,263	60,870	391,285

Realized Gain (Loss)	775	2,019,757	14,942	433,430	287,551	86,416	(3,798)	79,126	(79,898)	273,786

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,500	(8,448,176)	(91,806)	(1,823,724)	(1,765,649)	(527,869)	(35,475)	(865,476)	(648,595)	(1,661,236)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,488	($6,524,175)	($65,983)	($1,387,136)	($1,509,595)	($209,848)	($30,454)	($774,574)	($714,271)	($1,407,718)

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,213	$47,551	($95,756)	($187,336)	$10,881	$27,994	$3,158	($7,695)	($31,497)	$63,126
Realized gain (loss)	775	(267)	2,019,757	1,227,441	14,942	12,973	433,430	401,329	287,551	89,207
Change in unrealized appreciation (depreciation) on investments	2,500	(294)	(8,448,176)	(81,510)	(91,806)	32,418	(1,823,724)	(235,857)	(1,765,649)	(30,135)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,488	46,990	(6,524,175)	958,595	(65,983)	73,385	(1,387,136)	157,777	(1,509,595)	122,198

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	19,494	1,108	6,583	23,600	—	—	456	11,407	360	3,860
Transfers between variable and fixed accounts, net	143,356	212,240	(299,184)	(522,877)	18,446	(62,801)	(89,134)	11,714	(38,010)	68,355
Transfers—contract charges and deductions	(20,862)	(40,319)	(228,633)	(522,164)	(66,272)	(255,836)	(45,281)	(473,550)	(53,683)	(93,121)
Transfers—surrenders	(268,632)	(60,689)	(1,071,404)	(1,905,488)	(117,548)	(100,638)	(315,270)	(447,474)	(470,140)	(366,159)
Transfers—other	(21)	(67)	9,017	(1,108)	148	(59)	2,435	1,769	2,720	(351)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(126,665)	112,273	(1,583,621)	(2,928,037)	(165,226)	(419,334)	(446,794)	(896,134)	(558,753)	(387,416)

NET INCREASE (DECREASE) IN NET ASSETS	(112,177)	159,263	(8,107,796)	(1,969,442)	(231,209)	(345,949)	(1,833,930)	(738,357)	(2,068,348)	(265,218)

NET ASSETS
Beginning of Year	1,376,356	1,217,093	16,651,172	18,620,614	774,128	1,120,077	3,822,390	4,560,747	3,774,605	4,039,823

End of Year	$1,264,179	$1,376,356	$8,543,376	$16,651,172	$542,919	$774,128	$1,988,460	$3,822,390	$1,706,257	$3,774,605

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$231,605	$233,036	$8,819	$7,751	$11,776	$12,194	$14,222	$13,207	($20,268)	($26,415)
Realized gain (loss)	86,416	19,068	(3,798)	(345)	79,126	77,278	(79,898)	158,306	273,786	99,908
Change in unrealized appreciation (depreciation) on investments	(527,869)	260,719	(35,475)	(4,952)	(865,476)	3,421	(648,595)	(107,254)	(1,661,236)	369,826

Net Increase (Decrease) in Net Assets Resulting from Operations	(209,848)	512,823	(30,454)	2,454	(774,574)	92,893	(714,271)	64,259	(1,407,718)	443,319

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	676	264	—	—	32	23,056	—	10,476	50	4,819
Transfers between variable and fixed accounts, net	(37,394)	52,576	28,175	(30,704)	(396)	(85,313)	(114,139)	391,594	81,128	17,369
Transfers—contract charges and deductions	(42,604)	(176,358)	(126)	(120)	(6,680)	(40,018)	(24,440)	(8,805)	(127,673)	(134,484)
Transfers—surrenders	(433,907)	(336,644)	(622)	(20,672)	(95,622)	(281,944)	(83,712)	(218,143)	(67,184)	(381,619)
Transfers—other	65	(174)	34	(1)	1,091	(243)	1,128	(162)	1,835	(1,430)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(513,164)	(460,336)	27,461	(51,497)	(101,575)	(384,462)	(221,163)	174,960	(111,844)	(495,345)

NET INCREASE (DECREASE) IN NET ASSETS	(723,012)	52,487	(2,993)	(49,043)	(876,149)	(291,569)	(935,434)	239,219	(1,519,562)	(52,026)

NET ASSETS
Beginning of Year	7,487,539	7,435,052	101,914	150,957	2,107,365	2,398,934	1,579,482	1,340,263	3,304,587	3,356,613

End of Year	$6,764,527	$7,487,539	$98,921	$101,914	$1,231,216	$2,107,365	$644,048	$1,579,482	$1,785,025	$3,304,587

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year ended December 31 are presented in the table below.

		At the End of Each Year			Ratios of Investment	Ratios of Expenses
Variable Accounts			Total Units	Total Net	Income to Average	to Average	Total
For Each Year Ended		AUV	Outstanding	Assets	Net Assets (1)	Net Assets	Returns (2)

	I
2008		$2.42	522,558	$1,264,179	2.10%	1.23%	1.11%
2007		2.39	575,243	1,376,356	4.91%	1.24%	3.70%
2006		2.31	527,503	1,217,093	4.67%	1.23%	3.41%
2005		2.23	476,145	1,062,330	2.77%	1.23%	1.70%
2004		2.19	561,507	1,231,869	1.00%	1.23%	0.08%

	II
2008		$3.95	2,165,193	$8,543,376	0.50%	1.23%	(41.84%)
2007		6.78	2,454,205	16,651,172	0.21%	1.24%	4.96%
2006		6.46	2,880,708	18,620,614	0.37%	1.23%	7.33%
2005		6.02	3,122,307	18,804,504	0.25%	1.23%	5.36%
2004		5.72	3,426,500	19,586,539	0.75%	1.23%	4.04%

	IV
2008		$3.04	178,532	$542,919	2.76%	1.23%	(10.45%)
2007		3.40	227,960	774,128	4.18%	1.24%	8.79%
2006		3.12	358,813	1,120,077	3.97%	1.23%	(0.71%)
2005		3.14	384,237	1,207,969	2.91%	1.23%	1.41%
2004		3.10	447,831	1,388,358	0.82%	1.23%	7.59%

	VII
2008		$2.14	927,110	$1,988,460	1.34%	1.23%	(39.62%)
2007		3.55	1,076,091	3,822,390	1.06%	1.24%	3.12%
2006		3.44	1,323,961	4,560,747	1.22%	1.23%	13.77%
2005		3.03	1,529,381	4,630,542	1.06%	1.23%	4.83%
2004		2.89	1,719,758	4,967,212	1.29%	1.23%	8.41%

	IX
2008		$1.90	895,960	$1,706,257	0.15%	1.23%	(45.66%)
2007		3.50	1,077,114	3,774,605	2.83%	1.24%	3.06%
2006		3.40	1,188,088	4,039,823	2.46%	1.23%	10.32%
2005		3.08	1,422,993	4,385,839	2.13%	1.23%	2.63%
2004		3.00	1,543,586	4,635,750	1.74%	1.23%	8.52%

	X
2008		$2.09	3,241,818	$6,764,527	4.46%	1.23%	(2.91%)
2007		2.15	3,483,955	7,487,539	4.42%	1.24%	7.20%
2006		2.00	3,708,542	7,435,052	4.01%	1.23%	3.53%
2005		1.94	4,069,453	7,880,422	3.32%	1.23%	1.38%
2004		1.91	4,405,366	8,414,466	2.94%	1.23%	4.09%

	XI
2008		$1.41	70,347	$98,921	9.11%	1.23%	(23.15%)
2007		1.83	55,697	101,914	7.46%	1.24%	1.18%
2006		1.81	83,475	150,957	7.37%	1.22%	8.09%
2005		1.67	79,670	133,292	7.00%	1.23%	1.23%
2004		1.65	113,161	187,030	7.17%	1.23%	8.12%

	XII
2008		$2.01	612,225	$1,231,216	1.93%	1.23%	(38.12%)
2007		3.25	648,443	2,107,365	1.78%	1.24%	3.94%
2006		3.13	767,211	2,398,934	1.72%	1.23%	14.11%
2005		2.74	825,933	2,263,201	1.43%	1.23%	3.50%
2004		2.65	870,362	2,304,355	1.77%	1.23%	9.29%

	XIII
2008		$1.10	585,643	$644,048	2.48%	1.23%	(48.42%)
2007		2.13	740,760	1,579,482	2.11%	1.24%	4.94%
2006		2.03	659,597	1,340,263	1.48%	1.23%	24.16%
2005		1.64	751,373	1,229,708	2.29%	1.22%	8.10%
2004		1.51	546,956	828,106	1.65%	1.23%	15.00%

	XIV
2008		$2.14	833,152	$1,785,025	0.48%	1.23%	(41.68%)
2007		3.67	899,579	3,304,587	0.43%	1.24%	14.21%
2006		3.22	1,043,567	3,356,613	0.61%	1.23%	8.38%
2005		2.97	1,159,840	3,442,203	0.25%	1.23%	6.48%
2004		2.79	1,189,847	3,316,241	0.00%	1.23%	9.25%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:

Variable Accounts	Portfolios
I	Money Market Portfolio
II	Equity Portfolio
IV	Inflation Managed Portfolio
VII	Main Street® Core Portfolio
IX	Multi-Strategy Portfolio
X	Managed Bond Portfolio
XI	High Yield Bond Portfolio
XII	Equity Index Portfolio
XIII	International Value Portfolio
XIV	Growth LT Portfolio
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contracts”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. A summary of the inputs used to value the Separate Account’s holdings as of December 31, 2008 are presented in Note 6.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contract.
3. CONTRACT CHARGES
     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.
     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract value is allocated.
     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets.
     In addition, the Separate Account bears certain operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the year ended December 31, 2008, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of stated expense limitations. For the year ended December 31, 2008, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the year ended December 31, 2008, were as follows:

Variable Accounts	Purchases	Sales
I	$148,346	$290,766
II	—	1,754,614
IV	55,794	229,942
VII	24,683	509,295
IX	36,119	633,310
X	48,765	650,244
XI	37,993	11,942
XII	50,175	173,721
XIII	30,892	267,268
XIV	131,919	278,987
6. FAIR VALUE MEASUREMENTS
     As of December 31, 2008, the Separate Account’s holdings, which were all characterized as Level 1 as defined in SFAS 157 (see Note 2A), were as follows:

Variable Accounts	Total Value
I	$1,265,505
II	8,556,773
IV	544,267
VII	1,992,003
IX	1,709,079
X	6,766,323
XI	99,038
XII	1,233,057
XIII	645,259
XIV	1,787,657

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
I	68,126	(120,811)	(52,685)	104,715	(56,975)	47,740
II	2,242	(291,254)	(289,012)	11,731	(438,234)	(426,503)
IV	16,370	(65,798)	(49,428)	3,971	(134,824)	(130,853)
VII	9,104	(158,085)	(148,981)	27,240	(275,110)	(247,870)
IX	18,901	(200,055)	(181,154)	23,626	(134,600)	(110,974)
X	29,147	(271,284)	(242,137)	52,882	(277,469)	(224,587)
XI	21,899	(7,249)	14,650	3,285	(31,063)	(27,778)
XII	24,329	(60,547)	(36,218)	41,767	(160,535)	(118,768)
XIII	20,534	(175,651)	(155,117)	199,655	(118,492)	81,163
XIV	43,493	(109,920)	(66,427)	57,714	(201,702)	(143,988)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Corinthian Variable Separate Account (the “Separate Account”) comprised of Variable Accounts I, II, IV, VII, IX, X, XI, XII, XIII, and XIV (collectively, the “Variable Accounts”) as of December 31, 2008, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the periods then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2009

Pacific Life Insurance Company PO Box 2378 Omaha, Nebraska 68103-2378 CHANGE SERVICE REQUESTED

Annual Report
as of December 31, 2008

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Form No. 1001-09A